Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 49,334
Impairment	(263)
Property, plant and equipment, ending balance	56,061	$ 49,334
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	83,977	71,071
Additions	13,158	12,620
Additions through Acquisition	16
Impairment	(263)
Disposals		560
Transfers	(1,022)	760
Effect of movements in exchange rates	(6)	86
Property, plant and equipment, ending balance	95,860	83,977
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(47,417)	(43,325)
Depreciation	5,655	3,759
Disposals		(512)
Transfers	(1,022)	760
Effect of movements in exchange rates	(45)	85
Property, plant and equipment, ending balance	(52,005)	(47,417)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,846
Property, plant and equipment, ending balance	1,599	1,846
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,635	5,733
Additions	442	791
Additions through Acquisition	0
Impairment	0
Disposals		0
Transfers	(225)	75
Effect of movements in exchange rates	0	36
Property, plant and equipment, ending balance	6,852	6,635
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,789)	(4,306)
Depreciation	654	379
Disposals		0
Transfers	(175)	75
Effect of movements in exchange rates	(15)	29
Property, plant and equipment, ending balance	(5,253)	(4,789)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	657
Property, plant and equipment, ending balance	762	657
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,754	1,098
Additions	164	642
Additions through Acquisition	0
Impairment	0
Disposals		0
Transfers	(4)	15
Effect of movements in exchange rates	0	(1)
Property, plant and equipment, ending balance	1,914	1,754
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,097)	(1,047)
Depreciation	63	25
Disposals		0
Transfers	(4)	15
Effect of movements in exchange rates	(4)	10
Property, plant and equipment, ending balance	(1,152)	(1,097)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,558
Property, plant and equipment, ending balance	1,518	1,558
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,196	8,559
Additions	274	440
Additions through Acquisition	0
Impairment	0
Disposals		0
Transfers	(18)	170
Effect of movements in exchange rates	(2)	27
Property, plant and equipment, ending balance	9,450	9,196
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(7,638)	(7,299)
Depreciation	331	302
Disposals		0
Transfers	(18)	0
Effect of movements in exchange rates	(19)	37
Property, plant and equipment, ending balance	(7,932)	(7,638)
Production and test equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	32,499
Property, plant and equipment, ending balance	39,976	32,499
Production and test equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	66,392	55,681
Additions	12,278	10,747
Additions through Acquisition	16
Impairment	(263)
Disposals		560
Transfers	(775)	500
Effect of movements in exchange rates	(4)	24
Property, plant and equipment, ending balance	77,644	66,392
Production and test equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(33,893)	(30,673)
Depreciation	4,607	3,053
Disposals		(512)
Transfers	(825)	670
Effect of movements in exchange rates	(7)	9
Property, plant and equipment, ending balance	$ (37,668)	$ (33,893)